Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
It is the Committee’s practice to generally approve ordinary course annual equity grants for the NEOs at a Committee meeting in the first quarter of each year. If NEOs are hired or promoted during the year, they generally receive a grant at the first scheduled Committee meeting following their hire date or promotion date for an aggregate number of RSUs and PSUs based on position. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant date.

Award Timing Method
It is the Committee’s practice to generally approve ordinary course annual equity grants for the NEOs at a Committee meeting in the first quarter of each year. If NEOs are hired or promoted during the year, they generally receive a grant at the first scheduled Committee meeting following their hire date or promotion date for an aggregate number of RSUs and PSUs based on position. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant date.